BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS
Schedule of Short-term Borrowings

	As of December 31,
	2020	2021
	RMB	RMB
Short-term borrowings	7,556,938,793	11,967,826,525
Long-term borrowings—current portion	681,591,988	1,371,540,168
Total short-term borrowings	8,238,530,781	13,339,366,693

Schedule of Type of Short-term Borrowings

Details of the Group’s short-term borrowings as of December 31, 2021 are:

Type of loan	As of December 31, 2021	Guarantee/Collateral
Credit loan	1,065,630,732		a)
Letter of credit loan	5,997,919,685		a)
	338,268,877	Guaranteed by JinkoSolar Holding	b)
	20,000,000	Guaranteed by JinkoSolar Holding and Jiangxi Jinko	b)
	99,055,301	Guaranteed by JinkoSolar Holding and Zhejiang Jinko	b)
	88,080,340	Guaranteed by JinkoSolar Holding and certain shareholders of the Group	b)
Guaranteed by	854,248,094	Guaranteed by Jiangxi Jinko	b)
subsidiaries of	46,223,825	Guaranteed by Jiangxi Jinko and Haining Jinko	b)
the Group and third	100,000,000	Guaranteed by Jiangxi Jinko and certain shareholders of the Group	b)
parties and/or	859,940,981	Guaranteed by Zhejiang Jinko	b)
collateralized on	688,534,968	Guaranteed by Jiangxi Heji Investment Co., Ltd	b)
the Group’s assets	163,154,163	Guaranteed by China Export & Credit Insurance Corporation	b)
	1,272,284,205	Financings associated with failed sale-leaseback transactions	c)
	1,746,025,522	Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group	d)
Total	13,339,366,693
a)	As of December 31, 2021, the Group had short-term bank borrowings of RMB1,065,630,732 credit loans, and RMB5,997,919,685 letter of credit loans. The remaining short-term bank borrowings of RMB6,275,816,277 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB338,268,877 guaranteed by JinkoSolar Holding, RMB20,000,000 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB99,055,301 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB88,080,340 guaranteed by JinkoSolar Holding and certain shareholders of the Group, RMB854,248,094 guaranteed by Jiangxi Jinko, RMB46,223,825 guaranteed by Jiangxi Jinko and Haining Jinko, RMB100,000,000 guaranteed by Jiangxi Jinko and certain shareholders of the Group,
RMB859,940,981 guaranteed by Zhejiang Jinko, RMB688,534,968 guaranteed by Jiangxi Heji Investment Co., LTD, and RMB163,154,163 guaranteed by China Export & Credit Insurance Corporation, respectively.
c)	As of December 31, 2021, the Group recorded financings associated with failed sale-lease back transactions with the amount of RMB1,484,167,300 under long-term borrowings, and RMB1,272,284,205 as current portion (Note 21).
d)	Borrowings of RMB177,053,189 collateralized on the bank deposits of Jiangxi Jinko, RMB236,645,834 collateralized on the account receivables of the Group, RMB264,036,976 collateralized on the account receivables and inventories of the Group, RMB1,068,289,523 collateralized on the Group’s certain building and equipment, including RMB551,124,000 which were also collateralized on the Group’s certain land use rights, RMB162,790,000 were also collateralized on the Group’s certain inventories.

In addition, included in these borrowings there were borrowings of RMB647,001,772 guaranteed by Jinkosolar Holding, RMB90,000,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB95,000,000 guaranteed by Jiangxi Jinko and Zhejiang Jinko, RMB438,766,924 guaranteed by Jiangxi Jinko, and RMB253,013,636 guaranteed by certain shareholders of the Group.

Schedule of Long-term Borrowings

	As of December 31,
	2020	2021
	RMB	RMB
Long-term bank borrowings	938,717,151	590,013,307
Long-term financings associated with failed sale-leaseback transactions	907,448,923	2,756,451,505
Other long-term borrowings	6,136,961,743	7,921,529,893
Less: Current portion of long-term borrowings	(190,243,717)	(99,255,963)
Less: Current portion of financings associated with failed sale-leaseback transactions	(491,348,271)	(1,272,284,205)
Total long-term borrowings	7,301,535,829	9,896,454,537

Schedule of Long-term Future Principal Repayments

Year ending December 31,	RMB
Year ended December 31
2022	1,371,540,169
2023	1,013,159,057
2024	1,950,722,831
2025	2,202,257,762
2026	3,981,444,540
Thereafter	748,870,346
Total	11,267,994,705